Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2014
Net Income Per Limited Partner Unit
Table of results of operations for the predecessor period and the period since the IPO

	Landmark	Landmark	Landmark
	Infrastructure	Infrastructure	Infrastructure
	Partners LP	Partners LP Predecessor	Partners LP
	Period From	Period From
	November 19, 2014 to	January 1, 2014 to	Year Ended
	December 31, 2014	November 18, 2014 *	December 31, 2014 *
Total revenue	$1,680,771	$16,479,148	$18,159,919
Total expenses	(823,363)	(5,612,098)	(6,435,461)
Total other income and expenses	(3,555,756)	(6,336,831)	(9,892,587)
Net income (loss)	$(2,698,348)	$4,530,219	$1,831,871

*Prior-period financial information has been retroactively adjusted for Acquisitions made under common control. See Notes 1 and  3 for additional information.

Calculation of net loss per unit

	Limited Partner	Limited Partner
	Common	Subordinated	General
	Units – Public	Units – Landmark	Partner	Total
Net loss attributable to partners subsequent to initial public offering:
Distribution declared	$632,174	$421,359	$—	$1,053,533
Undistributed net loss	(2,251,183)	(1,500,698)	—	(3,751,881)
Net loss attributable to partners	$(1,619,009)	$(1,079,339)	$—	$(2,698,348)

Weighted-average units outstanding:
Basic and diluted	4,702,665	3,135,109	—	7,837,774

Net income per limited partner unit:
Basic and diluted	$(0.34)	$(0.34)